Selected Statements of Operations Data (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Numerator:
Numerator for basic net income (loss) per share	$ 1,079	$ (540)
Denominator:
Denominator for basic net income (loss) per share - weighted average number of Ordinary Shares	13,549,494	11,673,240
Effect of dilutive securities:
Outstanding options and RSUs	268,501
Denominator for diluted net income (loss) per share - adjusted weighted average number of Ordinary Shares	13,817,995	11,673,240